Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2022
Entity Registrant Name	FRONTIER FUNDS, INC.
Entity Central Index Key	0001014913
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 28, 2022
Document Effective Date	Oct. 31, 2022
Prospectus Date	Oct. 31, 2022
Frontier MFG Global Equity Fund | Institutional Class
Prospectus:
Trading Symbol	FMGEX
Frontier MFG Global Equity Fund | Service Class
Prospectus:
Trading Symbol	FMGSX
Frontier MFG Global Plus Fund | Institutional Class
Prospectus:
Trading Symbol	FMGPX
Frontier MFG Global Plus Fund | Class Y
Prospectus:
Trading Symbol	FMGYX
Frontier MFG Global Plus Fund | Service Class
Prospectus:
Trading Symbol	FMPSX
Frontier MFG Core Infrastructure Fund | Institutional Class
Prospectus:
Trading Symbol	FMGIX
Frontier MFG Core Infrastructure Fund | Service Class
Prospectus:
Trading Symbol	FCIVX
Frontier MFG Select Infrastructure Fund | Institutional Class Shares
Prospectus:
Trading Symbol	FMSIX
Frontier MFG Select Infrastructure Fund | Service Class Shares
Prospectus:
Trading Symbol	FMSSX
Frontier HyperiUS Global Equity Fund | Institutional Class Shares
Prospectus:
Trading Symbol	FHYPX
Frontier HyperiUS Global Equity Fund | Service Class Shares
Prospectus:
Trading Symbol	FHGSX